Certain Risks and Concentration	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Certain Risks and Concentration
15.	Certain Risks and Concentration

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash held in banks. The cash balance in each financial institution in the United States is insured by the FDIC up to $250,000. As of June 30, 2026, a cash balance of $3,806,609 was maintained at a financial institution in United States, none of which was subject to credit risk.

The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately US$64,000) if the bank with which an individual/company holds its eligible deposit fails. As of June 30, 2026, a cash balance of $8,228,781 was maintained at a financial institution in Hong Kong, of which approximately $ 7,912,367was subject to credit risk. Management believes that the financial institution is of high credit quality and continually monitors its credit worthiness.

Customer concentration risk

For the six months ended June 30, 2026, two customers accounted for 59.0% and 19.4% of the Group’s total revenues.

For the six months ended June 30, 2025, two customers accounted for 23.0% and 18.8% of the Group’s total revenues.

As of June 30, 2026, two customers accounted for 51.3% and 31.4% of the Group’s total accounts receivable. As of December 31, 2025, six customers accounted for 18.7%,14.4%,13.7%,12.7%,10.7%, and 10.1% of the Group’s total accounts receivable.

Vendor concentration risk

For the six months ended June 30, 2026, three vendors accounted for 50.7%,23.6%, and 17.8% of the Group’s total purchases.

For the six months ended June 30, 2025, two vendors accounted for 35.1% and 26.9% of the Group’s total purchases.

As of June 30, 2026, three vendors accounted for 47.6%,23.4% and 15.0% of the Group’s total accounts payable.

As of December 31, 2025, four vendors accounted for 20.9%,20.1%, 14.3%, 12.9% of the Group’s total accounts payable.